Transition to expected credit loss requirements (Narrative) (Detail)	3 Months Ended
Jun. 30, 2018
Explanation Of First time Adoption Of IFRS9 [Line Items]
Explanation Of Initial Application Of Impairment Requirements For Financial Instruments Explanatory

Note 19 Transition to IFRS 9 as of 1 January 2018

19.1 Update to significant accounting policies disclosed in Note 1a) to the Financial Statements 2017 related to IFRS 9

Update to Note 1a) 3) Financial instruments

g. Expected credit losses

Expected credit losses (ECL) are recognized for financial assets measured at amortized cost, financial assets measured at FVOCI, fee and lease receivables, financial guarantees and loan commitments. ECL are also recognized on the undrawn portion of revolving revocable credit lines, which include UBS AG’s credit card limits and master credit facilities, which are customary in the Swiss market for corporate and commercial clients. UBS AG refers to both as “other credit lines,” with clients allowed to draw down on-demand balances (with the Swiss master credit facilities also allowing for term products) and which can be terminated by UBS AG at any time. Though these other credit lines are revocable, UBS AG is exposed to credit risk because the client has the ability to draw down funds before UBS AG can take credit risk mitigation actions.

Recognition of expected credit losses

ECL represent the difference between contractual cash flows and those UBS AG expects to receive, discounted at the EIR. For loan commitments and other credit facilities in scope of ECL, expected cash shortfalls are determined by considering expected future draw downs.

ECL are recognized on the following basis:

  Maximum 12-month ECL are recognized from initial recognition, reflecting the portion of lifetime cash shortfalls that would result if a default occurs in the 12 months after the reporting date, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 1. For instruments with a remaining maturity of less than 12 months, ECL are determined for this shorter period.
  Lifetime ECL are recognized if a significant increase in credit risk (SICR) is detected subsequent to the instrument’s initial recognition, reflecting lifetime cash shortfalls that would result from all possible default events over the expected life of a financial instrument, weighted by the risk of a default occurring. Instruments in this category are referred to as instruments in stage 2. Where an SICR is no longer observed, the instrument will move back to stage 1.
  Lifetime ECL are always recognized for credit-impaired financial instruments, referred to as instruments in stage 3. The IFRS 9 determination of whether an instrument is credit-impaired is based on the occurrence of one or more loss events, with lifetime ECL generally derived by estimating expected cash flows based on a chosen recovery strategy with additional consideration given to forward-looking economic scenarios. Credit-impaired exposures may include positions for which no loss has occurred or no allowance has been recognized, for example, because they are expected to be fully recoverable through the collateral held.
  Changes in lifetime ECL since initial recognition are also recognized for assets that are purchased or originated credit-impaired financial assets (POCI). POCI are initially recognized at fair value with interest income subsequently being recognized based on a credit-adjusted EIR. POCI include financial instruments that are newly recognized following a substantial restructuring and remain a separate category until maturity.

UBS AG does not apply the low-credit-risk practical expedient that allows a lifetime ECL for lease or fee receivables to be recognized irrespective of whether a significant increase in credit risk has occurred. Instead, UBS AG has incorporated lease and fee receivables into the standard ECL calculation.

A write-off is made when all or part of a financial asset is deemed uncollectible or forgiven. Write-offs reduce the principal amount of a claim and are charged against previously established allowances for credit losses. Recoveries, in part or in full, of amounts previously written off are generally credited to Credit loss expense / recovery. Write-offs and partial write-offs represent derecognition / partial derecognition events.

ECL are recognized in profit or loss with a corresponding ECL allowance reported as a decrease in the carrying value of financial assets measured at amortized cost on the balance sheet. For financial assets measured at fair value through OCI, the carrying value is not reduced, but an accumulated amount is recognized in OCI. For off-balance sheet financial instruments and other credit lines, provisions for ECL are reported in Provisions. ECL are recognized within the income statement in Credit loss expense / recovery.

Default and credit impairment

The definition of default is based on quantitative and qualitative criteria. A counterparty is classified as defaulted at the latest when material payments of interest, principal or fees are overdue for more than 90 days, or more than 180 days for the Personal & Corporate Banking and Swiss wealth management portfolios. Counterparties are also classified as defaulted when bankruptcy, insolvency proceedings or enforced liquidation have commenced, obligations have been restructured on preferential terms or there is other evidence that payment obligations will not be fully met without recourse to collateral. The latter may be the case even if, to date, all contractual payments have been made when due. If a counterparty is defaulted, generally all claims against the counterparty are treated as defaulted.

An instrument is classified as credit-impaired if the counterparty is defaulted, and / or the instrument is POCI. An instrument is POCI if it has been purchased with a material discount to its carrying amount following a risk event of the issuer or originated with a defaulted counterparty. Once a financial asset is classified as defaulted / credit-impaired (except POCIs), it remains as such unless all past due amounts have been rectified, additional payments have been made on time, the position is not classified as credit-restructured, and there is general evidence of credit recovery. A minimum period of three months is applied whereby most instruments remain in stage 3 for a longer period.

Measurement of expected credit losses

IFRS 9 ECL reflect an unbiased, probability-weighted estimate based on either loss expectations resulting from default events over a maximum 12-month period from the reporting date or over the remaining life of a financial instrument. The method used to calculate individual probability-weighted unbiased ECL is based on a combination of the following principal factors: probability of default (PD), loss given default (LGD) and exposure at default (EAD). PDs and LGDs used in the ECL calculation are point in time (PIT)-based for key portfolios and consider both current conditions and expected cyclical changes. For each instrument or group of instruments, parameter time series are generated consisting of the instruments’ PD, LGD and EAD profiles considering the respective period of exposure to credit risk.

For the purpose of determining the ECL-relevant parameters, UBS AG leverages its Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models. Adjustments have been made to these models and new IFRS 9-related models have been developed, which consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based as opposed to the corresponding Basel III through the cycle (TTC) parameters. The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III are not affected by the IFRS 9 ECL calculation.

Probability of default (PD): The PD represents the likelihood of a default over a specified time period. A 12-month PD represents the likelihood of default determined for the next 12 months and a lifetime PD represents the probability of default over the remaining lifetime of the instrument. The lifetime PD calculation is based on a series of 12-month PIT PDs that are derived from TTC PDs and scenario forecasts. This modeling is region-, industry- and client segment-specific and considers both scenario-systematic and client-idiosyncratic information. To derive the cumulative lifetime PD per scenario, the series of 12-month PIT PDs are transformed into marginal PIT PDs taking any assumed default events from previous periods into account.

Exposure at default (EAD): The EAD represents an estimate of the exposure to credit risk at the time of a potential default occurring during the life of a financial instrument. It represents the cash flows outstanding at the time of default, considering expected repayments, interest payments and accruals, discounted at the EIR. Future drawdowns on facilities are considered through a credit conversion factor (CCF) that is reflective of historical drawdown and default patterns and the characteristics of the respective portfolios. IFRS 9-specific CCFs have been modeled to capture client segment- and product-specific patterns after removing Basel standard-specific limitations, i.e., conservativism and focus on a 12-month period prior to default.

Loss given default (LGD): The LGD represents an estimate of the loss at the time of a potential default occurring during the life of a financial instrument. The determination of the LGD takes into account expected future cash flows from collateral and other credit enhancements, or expected payouts from bankruptcy proceedings for unsecured claims and, where applicable, time to realization of collateral and the seniority of claims. The LGD is commonly expressed as a percentage of the EAD.

PD and LGD are determined for four different scenarios whereas EAD projections are treated as scenario independent.

Parameters are generally determined on an individual financial asset level. For credit card exposures in Switzerland, personal account overdrafts and certain loans to financial advisors, a portfolio approach is applied that derives an average PD and LGD for the entire portfolio.

Scenarios and scenario weights

The determination of the probability-weighted ECL requires evaluating a range of diverse and relevant future economic conditions.

To accommodate this requirement, UBS AG uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. Each scenario is represented by a specific scenario narrative, which is relevant considering the exposure of key portfolios to economic risks, and for which a set of consistent macroeconomic variables is determined. Those variables range from above-trend economic growth to severe recession. A weight is computed for each scenario by using a probabilistic econometric model that considers recent information as well as several decades of historical data. The determined weights constitute the probabilities that the respective set of macroeconomic conditions will occur. The scenarios, including the narratives, the macroeconomic and financial variables and the scenario weights, are further discussed, challenged and potentially refined by a team of UBS-AG internal experts. The baseline scenario is aligned to the economic and market assumptions used for UBS AG business planning purposes.

Macroeconomic and other factors

The range of macroeconomic, market and other factors that is modeled as part of the scenario determination is wide, and historical information is used to support the identification of the key factors. As the forecast horizon increases, the availability of information decreases and judgment increases. For cycle-sensitive PD and LGD determination purposes, UBS AG projects the relevant economic factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for the ECL calculation vary by type of exposure and are determined during the credit cycle index model development process in close alignment with practitioner judgment. Certain variables may only be relevant for specific types of exposures, such as house price indices for mortgage loans, while other variables have key relevance in the ECL calculation for all exposures. Regional and client segment characteristics are generally taken into account, with specific focus on Switzerland and the US considering UBS AG’s key ECL-relevant portfolios.

For UBS AG, the following forward-looking macroeconomic variables represent the most relevant factors in the ECL calculation:

  GDP growth rates
  House price indices
  Unemployment rates
  Interest rates, specifically LIBOR and government bond yields
  Equity indices
  Consumer price indices

The forward-looking macroeconomic assumptions used in the ECL calculation are developed by UBS AG economists, risk methodology personnel and credit risk officers. Assumptions and scenarios are validated and approved through a scenario committee and an operating committee, which also aim to ensure a consistent use of forward-looking information throughout UBS AG, including in the business planning process. ECL inputs are tested and reassessed for appropriateness at least each quarter and appropriate adjustments are made when needed.

ECL measurement period

The period for which lifetime ECL are determined is based on the maximum contractual period that UBS AG is exposed to credit risk, taking into account contractual extension, termination and prepayment options. For irrevocable loan commitments and financial guarantee contracts, the measurement period represents the maximum contractual period for which UBS AG has an obligation to extend credit.

Additionally, some financial instruments include both an on-demand loan and a revocable undrawn commitment where the contractual cancellation right does not limit UBS AG’s exposure to credit risk to the contractual notice period as the client has the ability to draw down funds before UBS AG can take risk mitigating actions. In such cases, UBS AG is required to estimate the period over which it is exposed to credit risk. This applies to UBS AG’s credit card limits, which do not have a defined contractual maturity date, are callable on demand and where the drawn and undrawn components are managed as one unit. The exposure arising from UBS AG’s credit card limits is not significant and is managed at a portfolio level, with credit actions triggered when balances are past due. An ECL measurement period of seven years is applied for credit card limits, capped at 12 months for stage 1 balances, as a proxy for the period that UBS AG is exposed to credit risk. Customary master credit agreements in the Swiss corporate market also include on-demand loans and revocable undrawn commitments. For smaller commercial facilities, a risk-based monitoring (RbM) approach is in place that highlights negative trends as risk events, at an individual facility level, based on a combination of continuously updated risk indicators. The risk events trigger additional credit reviews by a Risk Officer, allowing for informed credit decisions to be taken. Larger corporate facilities are not subject to RbM, but are reviewed at least annually through a formal credit review. UBS AG has assessed these credit risk management practices and considers both the RbM approach and formal credit review as a substantive credit review providing for a re-origination of the facility. Following this, a 12-month measurement period is used for both types of facilities as an appropriate proxy of the period over which UBS AG is exposed to credit risk, with 12 months also used as a look back period for assessing SICR.

Significant increase in credit risk

Financial instruments subject to ECL are monitored on an ongoing basis. To determine whether the recognition of a 12-month ECL continues to be appropriate, it is assessed whether an SICR has occurred since initial recognition of the financial instrument. The assessment criteria include both quantitative and qualitative factors.

Primarily, UBS AG assesses changes in an instrument’s risk of default on a quantitative basis by comparing the annualized forward-looking and scenario-weighted lifetime PD of an instrument determined at two different dates:

  at the reporting date and
  at inception of the instrument.

In both cases, the respective PDs are determined for the residual lifetime of the instrument, i.e., the period between the reporting date and maturity. If, based on UBS AG’s quantitative modeling, an increase exceeds a set threshold, an SICR is deemed to have occurred and the instrument is transferred to stage 2 with lifetime ECL being recognized.

The threshold applied varies depending on the original credit quality of the borrower. For instruments with lower default probabilities at inception due to good credit quality of the counterparty, the SICR threshold is set at a higher level than for instruments with higher default probabilities at inception. This implies that for instruments with initially lower default probabilities a relatively higher deterioration in credit quality is needed to trigger an SICR than for those instruments with originally higher PDs. The SICR assessment based on PD changes is made at an individual financial asset level. A high-level overview of the SICR trigger, expressed in rating downgrades, together with the corresponding ratings at origination of an instrument is provided in the “SICR thresholds” table below. This simplified view is aligned to internal ratings as disclosed in the internal ratings table presented in “Credit risk” in the “Risk management and control” section of the Annual Report 2017. The actual SICR thresholds applied are defined on a more granular level interpolating between the values shown in the table.

SICR thresholds

Internal rating at origination of the instrument

Rating downgrades / SICR trigger

0–3

3

4–8

2

9–13

1

Irrespective of the SICR assessment based on default probabilities, credit risk is generally deemed to have significantly increased for an instrument if the borrower becomes more than 30 days past due on his contractual payments. This presumption is rebutted only where reasonable and supportable information is available that demonstrates that UBS AG is not exposed to an SICR even if contractual payments become more than 30 days past due.

For certain less material portfolios, specifically the Swiss credit card portfolio and the recruitment and retention loans to financial advisors within Global Wealth Management, the 30 days past due criterion is used as the primary indicator of an SICR. Where instruments are transferred to stage 2 due to the 30 days past due criterion, a minimum period of six months is applied before a transfer back to stage 1 can be triggered. For instruments in Personal & Corporate Banking that are between 90 and 180 days past due, a one-year period is applied before a transfer back to stage 1 can be triggered.

Additionally, based on individual counterparty-specific indicators, external market indicators of credit risk or general economic conditions, counterparties may be moved to a watch list, which is used as a secondary qualitative indicator for an SICR and hence for a transfer to stage 2. Exception management is further applied, allowing for individual and collective adjustments on exposures sharing the same credit risk characteristics to take account of specific situations that are not otherwise fully reflected. Instruments for which an SICR since initial recognition is determined based on criteria other than changed default probabilities remain in stage 2 for at least six months post resolution of the stage 2 trigger event.

The overall SICR determination process does not apply to Lombard loans, securities financing transactions and certain other asset-based lending transactions due to the risk management practices adopted, including daily monitoring processes with strict remargining requirements. If margin calls are not satisfied, a position is closed out and classified as a stage 3 position. ECL on these positions are not material.

Critical accounting estimates and judgments

The calculation of ECL requires management to apply significant judgment and make estimates and assumptions that involve significant uncertainty at the time they are made. Changes to these estimates and assumptions can result in significant changes to the timing and amount of ECL to be recognized.

  Determination of a significant increase of credit risk

IFRS 9 does not include a definition of what constitutes an SICR. UBS AG assesses whether an SICR has occurred since initial recognition based on qualitative and quantitative reasonable and supportable forward-looking information that includes significant management judgment. More stringent criteria could significantly increase the number of instruments migrating to stage 2. An IFRS 9 Operating Committee has been established to review and challenge the SICR approach and any potential changes and determinations made in the quarter.

  Scenarios, scenario weights and macroeconomic factors

ECL reflect an unbiased and probability-weighted amount, which UBS AG determines by evaluating a range of possible outcomes. Management selects forward-looking scenarios and judges the suitability of respective weights to be applied. Each of the scenarios is based on management’s assumptions around future economic conditions in the form of macroeconomic, market and other factors. Changes in the scenarios and weights, the corresponding set of macroeconomic variables and the assumptions made around those variables for the forecast horizon would have a significant effect on the ECL. An IFRS 9 Scenario Committee, in addition to the Operating Committee, has been established to derive, review and challenge the selection and weights.

  ECL measurement period

Lifetime ECL are generally determined based upon the contractual maturity of the transaction, which significantly affects ECL. The ECL calculation is therefore sensitive to any extension of contractual maturities triggered by business decisions, consumer behaviors and an increased number of stage 2 positions. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS AG must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit card limits, capped at 12 months for stage 1 positions, and a 12-month period has been applied for master credit facilities.

  Modeling and management adjustments

A number of complex models have been developed or modified to calculate ECL, with additional management adjustments required. Internal counterparty rating changes, new or revised models and data may significantly affect ECL. The models are governed by UBS AG’s model validation controls, which aim to ensure independent verification, and are approved by the Group Model Governance Board (GMGB). The management adjustments are approved by the IFRS 9 Operating Committee and endorsed by the GMGB.

Transition to expected credit loss requirements

As set out in UBS AG’s amended accounting policies in section 19.1, IFRS 9 introduces a forward-looking ECL approach, which is intended to result in an earlier recognition of credit losses compared with the incurred-loss impairment approach for financial instruments under IAS 39 and the loss-provisioning approach for financial guarantees and loan commitments under IAS 37, Provisions, Contingent Liabilities and Contingent Assets.

The majority of ECL calculated as of the transition date relates to the private and commercial mortgage portfolio and corporate lending in Switzerland within Personal & Corporate Banking.

Models at transition

For the purpose of implementing ECL under IFRS 9, UBS AG has leveraged existing Pillar 1 internal ratings-based (IRB) models that are also used in determining expected loss (EL) and risk-weighted assets under the Basel III framework and Pillar 2 stress loss models.

Existing models have been adapted and 29 new models have been developed for the ECL calculation that consider the complexity, structure and risk profile of relevant portfolios and take account of the fact that PDs and LGDs used in the ECL calculation are PIT-based as opposed to the corresponding Basel III TTC parameters. Management adjustments have also been made. UBS AG has leveraged its existing model risk framework, including the key model validation control executed by Model Risk Management & Control. New and revised models have been approved by UBS’s GMGB.

The assignment of internal counterparty rating grades and the determination of default probabilities for the purposes of Basel III remain unchanged.

  Refer to “Credit risk models” in the “Risk, treasury and capital management” section of our Annual Report 2017 for more information
  Refer to “Significant accounting and financial reporting changes in 2018” in the “Operating environment and strategy” section of our Annual Report 2017 for more information

Scenarios and scenario weights at transition

As outlined in section 19.1, UBS AG uses four different economic scenarios in the ECL calculation: an upside, a baseline, a mild downside and a severe downside scenario. ECL calculated on transition have been determined for each of the scenarios and subsequently weighted based on the probabilities in the table “Economic scenarios and weights applied.”

Economic scenarios and weights applied

ECL scenario

Assigned weights in % (1.1.18)

Upside

20.0

Baseline

42.5

Mild downside

30.0

Severe downside

7.5

UBS AG has established IFRS 9 ECL Scenario and Operating Committees to propose and approve the selection of the scenarios and weights to be applied and to monitor whether appropriate governance exists.

Macroeconomic and other factors: For each of the economic scenarios, UBS AG forecasts a wide range of forward-looking macroeconomic, market and other factors. Historical information was used to support the identification of the key factors and to project their development under the different scenarios. As the forecast horizon increases, the availability of information decreases and judgment increases. For cycle-sensitive PD and LGD determination purposes, UBS AG projected those factors for a period of three years before reverting, over a specified period, to a cycle-neutral PD and LGD for longer-term projections.

Factors relevant for the ECL calculation vary by type of exposure and are determined during the credit cycle index model development process in close alignment with practitioner judgment. Regional and client segment characteristics are generally taken into account, with specific focus on Switzerland and the US considering UBS AG’s key ECL-relevant portfolios.

The following represent the most significant macroeconomic factors for UBS AG and could substantially change the estimated ECL:

  GDP growth rates, given their significant effect on borrowers’ performance
  House price indices, given their significant effect on mortgage collateral valuations
  Unemployment rates, given their significant effect on private clients’ ability to meet contractual obligations
  Interest rates, given their significant effect on the counterparties’ abilities to service their debt
  Equity indices, given their relevance for equity collateral valuation
  Consumer price indices, given their overall relevance for companies’ performance, private clients’ purchasing power and economic stability.

Macroeconomic and other factors at transition

Assumptions around the most important forward-looking economic factors for Switzerland, the US and other regions as applied in each of the economic scenarios to determine ECL at the date of transition can be summarized as follows:

In the upside scenario, which assumes GDP growth rising above trend in most countries with only a moderate rise in inflation and ongoing accommodative monetary policies, GDP growth in Switzerland peaks at around 5% annually. Strong growth leads to a decline in unemployment to very low levels (below 1%) by 2020. Asset prices grow at robust pace, with equity prices increasing by approximately 10% annually and house prices (single-family homes) rising by approximately 4% annually. Policy and short-term interest rates remain low over the entire scenario, while government bond yields experience a sustained increase.

In the US and the rest of the world, the scenario shows broadly similar features, with growth accelerating in Year 1 before steadily returning toward trend by Year 3. Specifically in the US, GDP growth accelerates at a slightly faster pace than in Switzerland, although the US experiences a slightly less substantial improvement in the unemployment rate by Year 3. The degree of policy tightening is marginally greater over the scenario horizon and, as in Switzerland, long-term government bond yields rise more significantly than short-term rates, and to a greater degree.

For the baseline scenario, which is modeled along our business plan assumptions of a continuation of overall important global growth, Swiss GDP growth remains between 1% and 2% annually over the three years of the scenario. Moderate growth results in a very mild increase of unemployment, which stabilizes at around 3.5%. Asset price growth is also moderate, with the Swiss equity price index rising by approximately 8% annually, while house prices grow by less than 1% annually. Policy rates, short-term interest rates and government bond yields increase very gradually over the three years of the scenario by approximately 50 basis points.

GDP growth in the US remains relatively stable, and faster than in Switzerland. Monetary policy tightens at a similar pace to Switzerland and, combined with a modest decline in the unemployment rate, helps to keep inflation in check. US equity prices slightly underperform their Swiss counterparts, while house prices outperform relatively stagnant Swiss house price growth. In the rest of the world, growth remains buoyant, with moderating growth in both Europe and China contrasting with accelerating growth in other emerging markets.

The mild downside scenario is based on a monetary policy tightening assumption, implemented to deflate a potential asset price bubble, causing Swiss GDP to decline by almost 1% in the first year of the scenario. The unemployment rate rises to roughly 5%. Equity prices fall by more than 20% over three years, while house prices decline by 15% over the same period. The fall of the nominal asking rent index is cushioned by higher interest rates, which register a more moderate decline than house prices. Short-term interest rates rise significantly due to monetary tightening, as well as government bond yields.

In this scenario, inflation in the US accelerates rapidly, leading to a sharp rise in short-term interest rates, similar to Switzerland. GDP growth averages a similar pace to Switzerland over three years, while equity and house prices also fall by a broadly similar degree to their Swiss equivalents. In the rest of the world, growth is also weighed down, particularly in more vulnerable emerging markets such as Russia, Turkey and Brazil, as interest rates and credit spreads rise sharply.

The severe downside scenario is modeled to mimic a severe recession caused by an event affecting Switzerland’s competitiveness in key export markets, with Swiss GDP shrinking almost 7% in the first year of the scenario. The severe recession results in a substantial increase in unemployment, which peaks at around 9%. Asset prices plummet, with the Swiss equity index falling more than 55% over three years, and house prices declining 27% over the same period. Policy and short-term interest rates remain low over the entire scenario horizon.

US GDP and unemployment deteriorate by a lesser degree than in Switzerland, and while house and equity prices decline sharply, the effects are also less severe than in Switzerland. With more scope to cut rates than the Swiss National Bank, short-term rates fall in the US. In the rest of the world, growth also slows sharply, particularly in the eurozone and neighboring emerging markets such as Turkey and Russia.

ECL measurement period at transition

As set out in section 19.1, for the majority of ECL-relevant instruments, the contractual maturity is used to calculate the measurement period, with this capped at 12 months when stage 1 ECL are required. In addition, for credit card limits and Swiss callable master credit facilities, judgment is required as UBS AG must determine the period over which it is exposed to credit risk. A seven-year period has been applied for credit cards and 12 months for master credit facilities. UBS AG’s ECL-relevant financial instruments have relatively short average maturities, which significantly contribute to the level of ECL on transition.

SICR determination at transition

The identification of instruments for which an SICR has been determined since initial recognition and the corresponding allocation to stage 2 at transition generally follow the principles described in the relevant accounting policy provided in section 19.1. Furthermore, the following principles have been applied:

General: In estimating the retrospective lifetime PDs, we have considered the economic conditions over the relevant prior periods and the general significant uncertainty inherent in such approximation to determine the allocation of instruments to stage 2 at transition.

the majority of income-producing real estate financings within Personal & Corporate Banking, which is leveraged for IFRS 9 ECL calculations, was significantly changed in 2017. As a consequence, there is no comparable rating on origination to determine whether an SICR has arisen over time. As permitted by the IFRS 9 transition requirements, a lifetime ECL allowance has therefore been recognized for certain real estate financing positions and will continue to be recognized until the positions are derecognized.

Other portfolios, including private mortgages and commercial SME clients: The Basel III rating models for other key portfolios in Personal & Corporate Banking, in particular for private client mortgages and commercial clients in the small and medium-sized enterprise (SME) segment, have recently been subject to a major redesign. While the methodology remained essentially the same and the calibration to the portfolios’ average TTC PD value unchanged, the effect on the stage allocation is significant. This is due to the fact that the introduction of new models has led to a broader and different distribution of borrowers across the rating spectrum; while there was no material effect on those counterparties with an uplift in their rating, some of those that had a downward shift in their rating triggered the SICR threshold and a reclassification into stage 2 at transition.